BUSINESS COMBINATION (Acquisition of Glory, Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 01, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
FL Mobile Inc [Member]
Business Acquisition [Line Items]
Ownership percentage	100.00%
Glory [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%
Actual revenue from acquisition date		$ 3,508
Actual net income from acquisition date		$ 2,796
Payments to Acquire Businesses, Gross	$ 18,766			$ 5,000
Glory [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 7,500
Glory [Member] | Three mobile games [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets	$ 4,637
Identified intangible assets, estimated useful life	36 months